Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated June 30, 2024 to the

GMO Trust Prospectus dated June 30, 2024 (“Prospectus”)

GMO Emerging Markets Fund

Until December 31, 2024, the section appearing on page 22 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	George Sakoulis (since March 2024)	Head, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since 2015)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Arjun Divecha (since the Fund’s inception in 1993)	Portfolio Manager, Systematic Equity Team, GMO.

GMO Emerging Markets ex-China Fund

Until December 31, 2024, the section appearing on page 26 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	George Sakoulis (since March 2024)	Head, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since the Fund’s inception in 2021)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Arjun Divecha (since the Fund’s inception in 2021)	Portfolio Manager, Systematic Equity Team, GMO.

GMO International Equity Fund

Until December 31, 2024, the section appearing on page 51 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	George Sakoulis (since March 2024)	Head, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Simon Harris (since 2019)	Portfolio Manager, Systematic Equity Team, GMO.

GMO International Opportunistic Value Fund

Until December 31, 2024, the section appearing on page 56 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	George Sakoulis (since March 2024)	Head, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since May 2023)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Simon Harris (since 2019)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Tara Oliver (since May 2023)	Portfolio Manager, Systematic Equity Team, GMO.
Asset Allocation	John Thorndike (since May 2023)	Co-Head, Asset Allocation Team, GMO.

GMO U.S. Equity Fund

Until December 31, 2024, the section appearing on page 91 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	George Sakoulis (since March 2024)	Head, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Simon Harris (since 2019)	Portfolio Manager, Systematic Equity Team, GMO.

GMO U.S. Opportunistic Value Fund

Until December 31, 2024, the section appearing on page 95 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	George Sakoulis (since March 2024)	Head, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since the Fund’s inception in 2022)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Simon Harris (since the Fund’s inception in 2022)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Tara Oliver (since the Fund’s inception in 2022)	Portfolio Manager, Systematic Equity Team, GMO.
Asset Allocation	John Thorndike (since the Fund’s inception in 2022)	Co-Head, Asset Allocation Team, GMO.

GMO U.S. Small Cap Value Fund

Until December 31, 2024, the section appearing on page 100 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	George Sakoulis (since March 2024)	Head, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Simon Harris (since the Fund’s inception in 2019)	Portfolio Manager, Systematic Equity Team, GMO.

Management of the Trust

Until December 31, 2024, the following replaces the portions of the table beginning on page 180 of the Prospectus in the section captioned “Management of the Trust” that identify the senior members of the Investment Team(s) with primary responsibility for managing the investments of International Equity Fund, U.S. Equity Fund, U.S. Small Cap Value Fund, U.S. Opportunistic Value Fund, International Opportunistic Value Fund, Emerging Markets Fund, and Emerging Markets ex-China Fund:

Funds	Senior Member	Title; Business Experience During Past 5 Years
International Equity Fund, U.S. Equity Fund, and U.S. Small Cap Value Fund	George Sakoulis	Head, Systematic Equity Team and Head of Investment Teams, GMO. Dr. Sakoulis has been the Head of Investment Teams at GMO since 2020. From 2009 to 2014 Dr. Sakoulis led quantitative research for GMO’s Emerging Markets Equity team. Prior to rejoining GMO in 2020, Dr. Sakoulis was Managing Director and Head of Global Multi-Asset Solutions for PGIM Quantitative Solutions LLC (formerly, Quantitative Management Associates LLC).

	Warren Chiang	Portfolio Manager, Systematic Equity Team, GMO. Mr. Chiang has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since June 2015 and global equity portfolios since 2022. Previously, Mr. Chiang was Managing Director, Head of Active Equity Strategies at Mellon Capital Management.

Simon Harris

Portfolio Manager, Systematic Equity Team, GMO. Mr. Harris has been responsible for providing portfolio management and research services to GMO’s global equity portfolios since 1989. This includes his prior experience as head of GMO’s UK Equity Team and as co-CEO of GMO UK Ltd.

U.S. Opportunistic Value Fund and International Opportunistic Value Fund	George Sakoulis	See above.
	Warren Chiang	See above.

	Simon Harris	See above.

	Tara Oliver	Portfolio Manager, Systematic Equity Team, GMO. Ms. Oliver has been responsible for providing portfolio management and research services to global equity portfolios at GMO since 2000.

	John Thorndike	See above.

Emerging Markets Fund and Emerging Markets ex-China Fund	George Sakoulis	See above.
	Warren Chiang	See above.

Arjun Divecha

Portfolio Manager, Systematic Equity Team and Emerging Markets Select Equity Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

Shareholders should retain this Supplement for future reference.